SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Mar. 10, 2015 $ / shares shares	Oct. 30, 2014 $ / shares shares	Oct. 09, 2013 shares	Dec. 31, 2015 USD ($) item $ / shares shares	Dec. 31, 2014 USD ($) shares	Mar. 17, 2015 shares	Oct. 21, 2014 shares	May. 23, 2014 shares
Stock Repurchase Programs
Common stock repurchases (in shares)				112,534	22,674	150,867
Income Taxes
Amounts accrued for uncertainty in income taxes | $	$ 0				$ 0	$ 0
Expense accrued for interest and/or penalties | $					$ 0	$ 0
Operating Segments
Number of operating segments | item					1
Number of reportable operating segments | item					1
Share Repurchase Program May 2014
Stock Repurchase Programs
Number of shares approved for repurchase									56,267
Common stock repurchases (in shares)			56,267
Share Price | $ / shares			$ 13.41
Share Repurchase Program October 2014
Stock Repurchase Programs
Number of shares approved for repurchase								115,000
Common stock repurchases (in shares)		115,000
Share Price | $ / shares		$ 13.61
Share Repurchase Program March 2015
Stock Repurchase Programs
Number of shares approved for repurchase							110,000
Common stock repurchases (in shares)	2,274
Share Price | $ / shares	$ 14.54				$ 14.54
Office buildings and improvements | Minimum
Premises and equipment
Estimated useful lives					15 years
Office buildings and improvements | Maximum
Premises and equipment
Estimated useful lives					50 years
Furniture, fixtures, and equipment | Minimum
Premises and equipment
Estimated useful lives					1 year
Furniture, fixtures, and equipment | Maximum
Premises and equipment
Estimated useful lives					10 years